Pension obligations - Schedule of sensitivity of defined benefits (Details)	Dec. 31, 2020	Dec. 31, 2019
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.25%	0.25%
Impact on defined benefit obligation and service cost	(5.00%)	(5.40%)
Decrease in assumption	(0.25%)	(0.25%)
Impact on defined benefit obligation and service cost	5.40%	5.90%
Future salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.50%	0.50%
Impact on defined benefit obligation and service cost	0.70%	0.90%
Decrease in assumption	(0.50%)	(0.50%)
Impact on defined benefit obligation and service cost	(0.70%)	(0.90%)
Interest credited on savings accounts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.50%	0.50%
Impact on defined benefit obligation and service cost	2.80%	3.20%
Decrease in assumption	(0.50%)	(0.50%)
Impact on defined benefit obligation and service cost	(2.70%)	(3.00%)
Future pension increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.50%	0.50%
Impact on defined benefit obligation and service cost	6.70%	7.00%
Decrease in assumption	(0.50%)	(0.50%)
Impact on defined benefit obligation and service cost	(6.00%)	(6.30%)